Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Consolidated net loss	$ (29,111)	$ (18,573)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	78,001	72,762
Amortization of intangibles, deferred financing costs and bond premium	16,295	16,692
Provision for doubtful accounts	213	1,546
Provision for inventory obsolescence	105	(1)
Non-cash stock-based compensation expense	7,333	1,330
Loss (gain) on sales and disposals of equipment	(145)	158
Deferred income taxes	1,401	(11,767)
Changes in operating assets and liabilities:
Accounts receivable	(96)	(7,511)
Inventories	370	392
Other operating assets	(445)	(609)
Accounts payable	1,802	1,097
Other operating liabilities	433	472
Net cash provided by operating activities	76,156	55,988
Cash flows from investing activities:
Medical equipment purchases	(70,671)	(48,827)
Property and office equipment purchases	(6,327)	(4,700)
Proceeds from disposition of property and equipment	2,793	3,119
Other		(142)
Net cash used in investing activities	(74,205)	(50,550)
Cash flows from financing activities:
Proceeds under senior secured credit facility	146,529	78,000
Payments under senior secured credit facility	(132,029)	(88,600)
Payments of principal under capital lease obligations	(5,052)	(4,477)
Proceeds from short term investments used as collateral		1,500
Payment of deferred financing costs	(1,746)
Proceeds from exercise of Parent company stock options	28
Repayment of 10.125% senior notes	(9,945)
Change in book overdrafts	264	(3,867)
Net cash provided by financing activities	(1,951)	(17,444)
Net change in cash and cash equivalents		(12,006)
Cash and cash equivalents at the beginning of period		12,006
Supplemental cash flow information:
Interest paid	43,998	44,295
Income taxes paid	170	238
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	11,761	4,695
Capital lease additions	$ 6,923	$ 2,353